Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES ETF TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Short Duration High Yield ETFA Portfolio of Federated Hermes ETF TrustNASDAQ (TICKER XFHYX)
Principal U.S. Market: NYSE Arca (TICKER FHYS)SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 30, 20221. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Example” in its entirety with the following:ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2082. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table in its entirety with the following:FEDERATED HERMES SHORT DURATION HIGH YIELD ETFANNUAL EXPENSE RATIO: 0.65%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$66.41$10,435.002$10,435.00$521.75$10,956.75$69.30$10,888.923$10,888.92$544.45$11,433.37$72.32$11,362.594$11,362.59$568.13$11,930.72$75.46$11,856.865$11,856.86$592.84$12,449.70$78.75$12,372.636$12,372.63$618.63$12,991.26$82.17$12,910.847$12,910.84$645.54$13,556.38$85.75$13,472.468$13,472.46$673.62$14,146.08$89.48$14,058.519$14,058.51$702.93$14,761.44$93.37$14,670.0610$14,670.06$733.50$15,403.56$97.43$15,308.21Cumulative$6,101.39$810.44August 19, 2022Federated Hermes Short Duration High Yield ETF
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455785 (8/22)© 2022 Federated Hermes, Inc.
Federated Hermes Short Duration High Yield ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes Short Duration High Yield ETFA Portfolio of Federated Hermes ETF TrustNASDAQ (TICKER XFHYX)
Principal U.S. Market: NYSE Arca (TICKER FHYS)SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 30, 20221. Under the section entitled “Risk/Return Summary: “Fees and Expenses,” please delete and replace the “Example” in its entirety with the following:ExampleThis Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses (excluding any fee waivers and/or expense reimbursements) are as shown in the table above and remain the same. The expenses used to calculate the Fund’s examples do not include fee waivers or expense reimbursements. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:1 Year$663 Years$2082. Under the section entitled “Appendix A: Hypothetical Investment and Expense Information,” please delete and replace the table in its entirety with the following:FEDERATED HERMES SHORT DURATION HIGH YIELD ETFANNUAL EXPENSE RATIO: 0.65%MAXIMUM FRONT-END SALES CHARGE: NONEYearHypotheticalBeginningInvestmentHypotheticalPerformanceEarningsInvestmentAfterReturnsHypotheticalExpensesHypotheticalEndingInvestment1$10,000.00$500.00$10,500.00$66.41$10,435.002$10,435.00$521.75$10,956.75$69.30$10,888.923$10,888.92$544.45$11,433.37$72.32$11,362.594$11,362.59$568.13$11,930.72$75.46$11,856.865$11,856.86$592.84$12,449.70$78.75$12,372.636$12,372.63$618.63$12,991.26$82.17$12,910.847$12,910.84$645.54$13,556.38$85.75$13,472.468$13,472.46$673.62$14,146.08$89.48$14,058.519$14,058.51$702.93$14,761.44$93.37$14,670.0610$14,670.06$733.50$15,403.56$97.43$15,308.21Cumulative$6,101.39$810.44August 19, 2022Federated Hermes Short Duration High Yield ETF
Federated Hermes Funds
4000 Ericsson DriveWarrendale, PA 15086-7561Contact us at FederatedInvestors.com
or call 1-800-341-7400.Federated Securities Corp., DistributorQ455785 (8/22)© 2022 Federated Hermes, Inc.